Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy

We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and trade secrets, data we may collect about trial participants in connection with clinical trials, sensitive third-party data, business plans, transactions, and financial information (“Information Systems and Data”).

Our security management and legal departments work with the information security function within the Company and third-party service providers to help identify, assess and manage the Company’s cybersecurity threats and risks. Our information security function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, manual and automated tools, internal or external audits, subscribing to and analyzing reports and intelligence feeds that identify cybersecurity threats and threat actors, conducting third party threat assessments, evaluating our and our industry’s risk profile, conducting vulnerability assessments to identify vulnerabilities, conducting scans of the threat environment, dark web monitoring, scans for cyber insurance purposes, coordinating with law enforcement concerning threats, and evaluating threats reported to us.

Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example: incident detection and response (including through an incident response plan), data encryption, network security controls, a vendor risk management program, access controls, system monitoring, penetration testing, an employee focused on cybersecurity, employee training, policies to address cyber issues (including a Cybersecurity Policy, an Acceptable Use Policy, and a Data Governance Policy, risk assessments, cyber insurance, and physical security mechanisms.

The information security function works with senior management to evaluate material risks from cybersecurity threats against our overall business objectives and prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business.

We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including for example professional services firms (including legal counsel), threat intelligence service providers, cybersecurity consultants, cybersecurity software providers, managed cybersecurity service providers, pen testing firms, and dark web monitoring services.

We also use third-party service providers to perform a variety of functions throughout our business, such as application providers, hosting companies, contract research organizations, contract manufacturing organizations, management consultants, transportation services, insurance and benefits providers, distributors, and supply chain resources. We manage cybersecurity risks associated with our use of these providers by reviewing their security assessments and questionnaires, analyzing vulnerability scans related to the vendor, conducting security assessment calls with the vendor's security personnel, imposing information contractual obligations on the vendor, and reviewing their written security program and applicable reports.

Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may also involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider.

For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors under “Item 3D – Risk Factors – Risks Related to Our Business Operations”, including “Our internal information technology systems, or those of our third-party vendors, collaborators or other contractors or consultants, may fail or suffer security breaches, which could result in a significant disruption of our product development programs, expose us to regulatory investigations, give rise to significant liability, subject us to costly and protracted litigation, cause significant reputational harm and interfere with our ability to operate our business effectively,” and “We are or may become subject to a variety of stringent and evolving U.S. and foreign laws, regulations, rules, contractual obligations, policies and other obligations related to data privacy and security, and our failure or failure of our third-party vendors, collaborators, contractors or consultants to comply with existing or future laws and regulations related to privacy or data security could lead to government enforcement actions, which could include civil or criminal fines or penalties, private litigation, other liabilities, disruptions of our business operations, reputational harm, and/or adverse publicity. Compliance or the failure to comply with such laws could increase the costs, could limit their use or adoption, and could otherwise negatively affect our operating results and business”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and trade secrets, data we may collect about trial participants in connection with clinical trials, sensitive third-party data, business plans, transactions, and financial information (“Information Systems and Data”).

Our security management and legal departments work with the information security function within the Company and third-party service providers to help identify, assess and manage the Company’s cybersecurity threats and risks. Our information security function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, manual and automated tools, internal or external audits, subscribing to and analyzing reports and intelligence feeds that identify cybersecurity threats and threat actors, conducting third party threat assessments, evaluating our and our industry’s risk profile, conducting vulnerability assessments to identify vulnerabilities, conducting scans of the threat environment, dark web monitoring, scans for cyber insurance purposes, coordinating with law enforcement concerning threats, and evaluating threats reported to us.

Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example: incident detection and response (including through an incident response plan), data encryption, network security controls, a vendor risk management program, access controls, system monitoring, penetration testing, an employee focused on cybersecurity, employee training, policies to address cyber issues (including a Cybersecurity Policy, an Acceptable Use Policy, and a Data Governance Policy, risk assessments, cyber insurance, and physical security mechanisms.
The information security function works with senior management to evaluate material risks from cybersecurity threats against our overall business objectives and prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors addresses the Company's cybersecurity risk management as part of its general oversight function.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee of the board of directors of the Company has primary responsibility for overseeing the Company's cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our response process to cybersecurity incidents is designed to escalate certain incidents to members of management depending on the circumstances, including our CEO and Interim CFO. In the event of a cybersecurity incident, our CEO and Interim CFO and others would work with the Company's incident response team to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company's incident response policy includes reporting to the board of directors committee responsible for certain cybersecurity incidents.

The audit committee receives periodic reports from our information security function (including our Chairman of the Board of Directors and Head of IT) concerning the Company's significant cybersecurity threats and risk and the processes the Company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Role of Management [Text Block]
Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management, including (1) our Senior Director of Information Security, who has over 20 years of experience leading a variety of functions, including cybersecurity, security governance, risk and compliance, and security audit, holds degrees and certifications, including MBA, CISA, CFE, and CDPSE, and is our Security Officer; (2) our Assistant Director, Cybersecurity Cloud Architect, who is responsible for a variety of functions, including identity and access management and information assurance governance and who has over 20 years of experience in cybersecurity, hold certifications in ISSAP, CEHv11, CISSP, CCSP, CMMC; and (3) our Network Security Engineer, who runs our Security Operations Center (SOC) and has over 15 years of experience in network security and incident response.

Our information security function is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, and communicating key priorities to relevant personnel. Our Interim CFO is responsible for approving budgets, our information security function, and prepares for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

Our response process to cybersecurity incidents is designed to escalate certain incidents to members of management depending on the circumstances, including our CEO and Interim CFO. In the event of a cybersecurity incident, our CEO and Interim CFO and others would work with the Company's incident response team to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company's incident response policy includes reporting to the board of directors committee responsible for certain cybersecurity incidents.

The audit committee receives periodic reports from our information security function (including our Chairman of the Board of Directors and Head of IT) concerning the Company's significant cybersecurity threats and risk and the processes the Company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management, including (1) our Senior Director of Information Security, who has over 20 years of experience leading a variety of functions, including cybersecurity, security governance, risk and compliance, and security audit, holds degrees and certifications, including MBA, CISA, CFE, and CDPSE, and is our Security Officer; (2) our Assistant Director, Cybersecurity Cloud Architect, who is responsible for a variety of functions, including identity and access management and information assurance governance and who has over 20 years of experience in cybersecurity, hold certifications in ISSAP, CEHv11, CISSP, CCSP, CMMC; and (3) our Network Security Engineer, who runs our Security Operations Center (SOC) and has over 15 years of experience in network security and incident response.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management, including (1) our Senior Director of Information Security, who has over 20 years of experience leading a variety of functions, including cybersecurity, security governance, risk and compliance, and security audit, holds degrees and certifications, including MBA, CISA, CFE, and CDPSE, and is our Security Officer; (2) our Assistant Director, Cybersecurity Cloud Architect, who is responsible for a variety of functions, including identity and access management and information assurance governance and who has over 20 years of experience in cybersecurity, hold certifications in ISSAP, CEHv11, CISSP, CCSP, CMMC; and (3) our Network Security Engineer, who runs our Security Operations Center (SOC) and has over 15 years of experience in network security and incident response.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our response process to cybersecurity incidents is designed to escalate certain incidents to members of management depending on the circumstances, including our CEO and Interim CFO. In the event of a cybersecurity incident, our CEO and Interim CFO and others would work with the Company's incident response team to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company's incident response policy includes reporting to the board of directors committee responsible for certain cybersecurity incidents.

The audit committee receives periodic reports from our information security function (including our Chairman of the Board of Directors and Head of IT) concerning the Company's significant cybersecurity threats and risk and the processes the Company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true